Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Ordinary shares and warrants	$ 50